UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

(Registrant’s telephone number, including area code)

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Davidson Multi Cap Equity Fund
Class A | DFMAX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Davidson Multi Cap Equity Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.davidsonmutualfunds.com. You can also request this information by contacting us at 1-877-332-0529.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund underperformed its benchmark,  the S&P 1500® Index, primarily due to stock selection.
PERFORMANCE HIGHLIGHTS
Positive contributions to performance came from the Financials and Consumer Discretionary sectors. Within Financials, the Fund’s investments in banking and market-related businesses did well. The continued drop in short-term interest rates and very strong capital markets activity drove the continued improvement in bank fundamentals. Within Consumer Discretionary, a recovery in travel demand as well as the shift to an asset-light financial model drove strong performance in our investment in the hotel industry.
The Fund’s investments in the Information Technology and Consumer Staples sectors were the primary detractors from performance. The Fund’s investments in Semiconductors were not as robust as the performance for the broader industry. In addition, the Fund’s Software investments lagged due to concerns increasing Artificial Intelligence adoption will disrupt their businesses. As for the Consumer Staples sector, lower pricing driven by increased competition negatively impacted our investment in the Ready-to-Drink Protein Shake business.

Top Contributors
↑	Financials, Consumer Discretionary

Top Detractors
↓	Information Technology, Consumer Staples
POSITIONING
In terms of size allocation, the Fund is overweight large-cap and small-cap companies and underweight mid-cap stocks relative to the benchmark. In terms of style, the Fund is overweight value stocks, underweight core and essentially market weight growth. This is a change from last year, when the Fund’s style allocation was underweight both growth and core.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Davidson Multi Cap Equity Fund	PAGE 1	TSR-AR-007989239

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	11.07	8.90	12.69
Class A (with sales charge)	7.19	8.12	12.28
S&P Composite 1500 TR	22.87	13.01	15.18
Visit https://www.davidsonmutualfunds.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$130,611,163
Number of Holdings	51
Net Advisory Fee	$835,402
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(%)
Information Technology	30.4%
Financials	11.6%
Health Care	10.8%
Consumer Discretionary	10.7%
Communication Services	10.3%
Industrials	9.4%
Energy	3.9%
Consumer Staples	3.7%
Real Estate	3.4%
Cash & Other	5.8%

Top Holdings	(%)
NVIDIA Corp.	5.8%
Alphabet, Inc. - Class C	5.6%
Amazon.com, Inc.	5.0%
Apple, Inc.	4.5%
Microsoft Corp.	4.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Broadcom, Inc.	3.6%
Citigroup, Inc.	3.2%
Visa, Inc. - Class A	2.7%
Hyatt Hotels Corp. - Class A	2.4%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.davidsonmutualfunds.com.
Davidson Multi Cap Equity Fund	PAGE 2	TSR-AR-007989239

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Davidson Investment Advisors, Inc. documents not be householded, please contact Davidson Investment Advisors, Inc. at 1-877-332-0529, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Davidson Investment Advisors, Inc. or your financial intermediary.
Davidson Multi Cap Equity Fund	PAGE 3	TSR-AR-007989239

Davidson Multi Cap Equity Fund
Class I | DFMIX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Davidson Multi Cap Equity Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.davidsonmutualfunds.com. You can also request this information by contacting us at 1-877-332-0529.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund underperformed its benchmark,  the S&P 1500® Index, primarily due to stock selection.
PERFORMANCE HIGHLIGHTS
Positive contributions to performance came from the Financials and Consumer Discretionary sectors. Within Financials, the Fund’s investments in banking and market-related businesses did well. The continued drop in short-term interest rates and very strong capital markets activity drove the continued improvement in bank fundamentals. Within Consumer Discretionary, a recovery in travel demand as well as the shift to an asset-light financial model drove strong performance in our investment in the hotel industry.
The Fund’s investments in the Information Technology and Consumer Staples sectors were the primary detractors from performance. The Fund’s investments in Semiconductors were not as robust as the performance for the broader industry. In addition, the Fund’s Software investments lagged due to concerns increasing Artificial Intelligence adoption will disrupt their businesses. As for the Consumer Staples sector, lower pricing driven by increased competition negatively impacted our investment in the Ready-to-Drink Protein Shake business.

Top Contributors
↑	Financials, Consumer Discretionary

Top Detractors
↓	Information Technology, Consumer Staples
POSITIONING
In terms of size allocation, the Fund is overweight large-cap and small-cap companies and underweight mid-cap stocks relative to the benchmark. In terms of style, the Fund is overweight value stocks, underweight core and essentially market weight growth. This is a change from last year, when the Fund’s style allocation was underweight both growth and core.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses including management fees and other expenses were deducted.
Davidson Multi Cap Equity Fund	PAGE 1	TSR-AR-00770X725

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	11.33	9.17	12.97
S&P Composite 1500 TR	22.87	13.01	15.18
Visit https://www.davidsonmutualfunds.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$130,611,163
Number of Holdings	51
Net Advisory Fee	$835,402
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(%)
Information Technology	30.4%
Financials	11.6%
Health Care	10.8%
Consumer Discretionary	10.7%
Communication Services	10.3%
Industrials	9.4%
Energy	3.9%
Consumer Staples	3.7%
Real Estate	3.4%
Cash & Other	5.8%

Top Holdings	(%)
NVIDIA Corp.	5.8%
Alphabet, Inc. - Class C	5.6%
Amazon.com, Inc.	5.0%
Apple, Inc.	4.5%
Microsoft Corp.	4.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Broadcom, Inc.	3.6%
Citigroup, Inc.	3.2%
Visa, Inc. - Class A	2.7%
Hyatt Hotels Corp. - Class A	2.4%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.davidsonmutualfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Davidson Investment Advisors, Inc. documents not be householded, please contact Davidson Investment Advisors, Inc. at 1-877-332-0529, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Davidson Investment Advisors, Inc. or your financial intermediary.
Davidson Multi Cap Equity Fund	PAGE 2	TSR-AR-00770X725

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Michele Rackey, Ms. Anne Kritzmire and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2026	FYE 6/30/2025
(a) Audit Fees	$19,150	$19,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,600	$3,600
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2026	FYE 6/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2026	FYE 6/30/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

DAVIDSON MULTI-CAP EQUITY FUND
Core Financial Statements
June 30, 2026

DAVIDSON MULTI-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS — 96.0%
Aerospace & Defense — 2.8%
Honeywell Aerospace, Inc.(a)	5,138	$1,135,909
RTX Corp.	13,465	2,554,714
		3,690,623
Banks — 5.2%
Citigroup, Inc.	30,152	4,220,074
Glacier Bancorp, Inc.	28,033	1,445,942
WaFd, Inc.	29,056	1,114,879
		6,780,895
Beverages — 1.2%
Constellation Brands, Inc. - Class A	11,482	1,597,031
Biotechnology — 1.9%
Vertex Pharmaceuticals, Inc.(a)	4,887	2,427,520
Broadline Retail — 5.0%
Amazon.com, Inc.(a)	27,287	6,503,584
Capital Markets — 1.8%
Goldman Sachs Group, Inc.	2,378	2,405,038
Chemicals — 2.4%
Corteva, Inc.	22,321	1,890,366
HB Fuller Co.	20,935	1,220,301
		3,110,667
Communications Equipment — 2.4%
Arista Networks, Inc.(a)	18,261	3,102,179
Consumer Staples Distribution & Retail — 1.8%
Walmart, Inc.	20,874	2,364,189
Electric Utilities — 1.3%
Exelon Corp.	35,802	1,669,089
Electrical Equipment — 2.4%
Eaton Corp. PLC	7,316	3,117,494
Entertainment — 1.4%
Netflix, Inc.(a)	24,865	1,775,361
Financial Services — 2.7%
Visa, Inc. - Class A	10,175	3,490,941
Ground Transportation — 1.8%
Fedex Freight Holding Co., Inc.(a)	15,267	2,305,317
Health Care Equipment & Supplies — 1.2%
Medtronic PLC	20,642	1,614,824

The accompanying notes are an integral part of these financial statements.

1

DAVIDSON MULTI-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care Providers & Services — 3.5%
Cigna Group	9,331	$2,572,370
Labcorp Holdings, Inc.	7,124	1,994,720
		4,567,090
Hotels, Restaurants & Leisure — 2.4%
Hyatt Hotels Corp. - Class A	16,119	3,124,507
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	5,138	1,150,398
Insurance — 1.9%
Progressive Corp.	11,341	2,477,441
Interactive Media & Services — 7.8%
Alphabet, Inc. - Class C	20,744	7,329,477
Meta Platforms, Inc. - Class A	5,023	2,829,406
		10,158,883
Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc.	3,946	1,978,367
Machinery — 1.5%
Otis Worldwide Corp.	27,582	1,974,871
Multi-Utilities — 1.5%
Sempra	20,941	1,941,440
Oil, Gas & Consumable Fuels — 3.9%
Chevron Corp.	12,786	2,119,407
EOG Resources, Inc.	16,612	2,155,075
Expand Energy Corp.	8,302	757,060
		5,031,542
Personal Care Products — 0.7%
BellRing Brands, Inc.(a)	74,390	962,607
Pharmaceuticals — 2.7%
AstraZeneca PLC	10,553	2,001,060
Bristol-Myers Squibb Co.	27,249	1,570,087
		3,571,147
Semiconductors & Semiconductor Equipment — 14.1%
Broadcom, Inc.	12,379	4,676,167
Infineon Technologies AG - ADR	11,420	1,073,023
NVIDIA Corp.	38,008	7,605,021
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	10,630	5,076,569
		18,430,780
Software — 9.4%
Dynatrace, Inc.(a)	42,963	1,886,505
Intuit, Inc.	3,737	975,357
Microsoft Corp.	14,667	5,471,084

The accompanying notes are an integral part of these financial statements.

2

DAVIDSON MULTI-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Software — (Continued)
Palo Alto Networks, Inc.(a)	7,768	$2,649,044
Salesforce, Inc.	8,275	1,296,362
		12,278,352
Specialty Retail — 1.7%
Home Depot, Inc.	6,361	2,243,397
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	20,312	5,877,480
Textiles, Apparel & Luxury Goods — 1.6%
Gildan Activewear, Inc.	41,239	2,127,932
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.	8,945	1,500,345
TOTAL COMMON STOCKS (Cost $69,318,843)		125,351,331
REAL ESTATE INVESTMENT TRUSTS — 3.4%
Mortgage REITs — 1.5%
AGNC Investment Corp.	177,242	1,931,938
Residential REITs — 1.9%
Camden Property Trust	21,686	2,482,830
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,707,761)		4,414,768
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
First American Government Obligations Fund - Class X, 3.57%(b)	528,456	528,456
TOTAL MONEY MARKET FUNDS (Cost $528,456)		528,456
TOTAL INVESTMENTS — 99.8% (Cost $73,555,060)		$130,294,555
Other Assets in Excess of Liabilities — 0.2%		316,608
TOTAL NET ASSETS — 100.0%		$130,611,163

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

Davidson Multi-Cap Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026

ASSETS:
Investments, at value	$130,294,555
Receivable for investments sold	2,196,462
Dividends receivable	95,745
Dividend tax reclaims receivable	4,904
Receivable for fund shares sold	2,342
Prepaid expenses and other assets	20,592
Total assets	132,614,600
LIABILITIES:
Payable for investments purchased	1,772,912
Payable to Advisor (See Note 4)	63,007
Payable for fund shares redeemed	46,403
Payable for distribution fees	38,801
Payable for fund administration and accounting fees	35,522
Payable for transfer agent fees and expenses	13,449
Payable for custodian fees	3,851
Payable for compliance fees	2,500
Payable for trustees’ fees	279
Payable for expenses and other liabilities	26,713
Total liabilities	2,003,437
NET ASSETS	$130,611,163
NET ASSETS CONSIST OF:
Paid-in capital	$58,116,497
Total distributable earnings	72,494,666
Total net assets	$130,611,163
Class A
Net assets	$61,711,247
Shares issued and outstanding (unlimited shares authorized without par value)	1,660,335
Net asset value per share	$37.17
Max offering price per share (net asset value per share divided by 0.965)	$38.52
Class I
Net assets	$68,899,916
Shares issued and outstanding (unlimited shares authorized without par value)	1,854,005
Net asset value per share	$37.16
Cost:
Investments, at cost	$73,555,060

The accompanying notes are an integral part of these financial statements.

4

DAVIDSON MULTI-CAP EQUITY FUND
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2026

INVESTMENT INCOME:
Dividend income	$2,231,077
Less: issuance fees	(256)
Less: dividend withholding taxes	(15,192)
Total investment income	2,215,629
EXPENSES:
Investment advisory fee (See Note 4)	904,844
Fund administration and accounting fees (See Note 4)	191,199
Distribution expenses - Class A (See Note 5)	159,755
Transfer agent fees and expenses (See Note 4)	79,944
Federal and state registration fees	38,121
Audit fees	22,750
Custodian fees (See Note 4)	22,743
Trustees’ fees	16,376
Compliance fees (See Note 4)	15,000
Reports to shareholders	13,341
Legal fees	6,200
Other expenses and fees	11,786
Total expenses	1,482,059
Fee waiver from Advisor	(69,442)
Net expenses	1,412,617
Net investment income (loss)	803,012
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND IN-KIND REDEMPTIONS
Net realized gain (loss) from:
Investments	22,219,177
In-kind redemptions	2,074,229
Net realized gain (loss)	24,293,406
Net change in unrealized appreciation (depreciation) on:
Investments	(10,111,153)
Net realized and unrealized gain (loss) on investments and in-kind redemptions	14,182,253
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,985,265

The accompanying notes are an integral part of these financial statements.

5

DAVIDSON MULTI-CAP EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,
	2026	2025
OPERATIONS:
Net investment income (loss)	$803,012	$897,457
Net realized gain (loss) on investments	22,219,177	4,215,362
Net realized gain (loss) on in-kind redemptions	2,074,229	1,282,128
Net change in unrealized appreciation (depreciation) on investments	(10,111,153)	10,640,621
Net increase (decrease) in net assets from operations	14,985,265	17,035,568
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(4,480,986)	(1,002,404)
From earnings - Class I	(5,432,453)	(1,287,505)
Total distributions to shareholders	(9,913,439)	(2,289,909)
CAPITAL TRANSACTIONS:
Shares sold - Class A	1,650,573	1,951,157
Shares issued from reinvestment of distributions - Class A	3,898,936	896,287
Shares redeemed - Class A	(10,998,669)	(10,217,240)
Shares sold - Class I	7,234,385	8,963,606
Shares issued from reinvestment of distributions - Class I	3,535,944	871,732
Shares redeemed - Class I	(26,274,731)	(7,657,817)
Net increase (decrease) in net assets from capital transactions	(20,953,562)	(5,192,275)
NET INCREASE (DECREASE) IN NET ASSETS	(15,881,736)	9,553,384
NET ASSETS:
Beginning of the year	146,492,899	136,939,515
End of the year	$130,611,163	$146,492,899
SHARES TRANSACTIONS
Shares sold - Class A	45,809	57,304
Shares issued from reinvestment of distributions - Class A	110,046	25,601
Shares redeemed - Class A	(298,840)	(301,031)
Shares sold - Class I	200,770	265,571
Shares issued from reinvestment of distributions - Class I	99,942	24,935
Shares redeemed - Class I	(714,667)	(230,067)
Total increase (decrease) in shares outstanding	(556,940)	(157,687)

The accompanying notes are an integral part of these financial statements.

6

DAVIDSON MULTI-CAP EQUITY FUND - CLASS A
FINANCIAL HIGHLIGHTS

	Year Ended June 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$35.98	$32.39	$28.60	$27.65	$32.80
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.16	0.17	0.17	0.08	0.05
Net realized and unrealized gain (loss) on investments(b)	3.69	3.94	4.25	3.83	(2.29)
Total from investment operations	3.85	4.11	4.42	3.91	(2.24)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.09)	(0.10)	(0.07)	(0.07)
Net realized gains	(2.38)	(0.43)	(0.53)	(2.89)	(2.84)
Total distributions	(2.66)	(0.52)	(0.63)	(2.96)	(2.91)
Redemption fee per share(a)(d)	—	—	0.00(c)	—	0.00(c)
Net asset value, end of year	$37.17	$35.98	$32.39	$28.60	$27.65
TOTAL RETURN	11.07%	12.72%	15.75%	14.98%	−8.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$61,711	$64,888	$65,476	$60,926	$65,143
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.20%	1.26%	1.28%	1.30%	1.26%
After expense waiver/recoupment	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets	0.44%	0.51%	0.58%	0.27%	0.15%
Portfolio turnover rate	19%	16%	29%	16%	16%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Effective October 28, 2023, the Fund does not charge redemption fees. Prior to October 28, 2023, a redemption fee of 1.00% was assessed against shares held for seven calendar days or less.
The accompanying notes are an integral part of these financial statements.

7

Davidson Multi-Cap Equity Fund - Class I
FINANCIAL HIGHLIGHTS

	Year Ended June 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$35.98	$32.37	$28.59	$27.65	$32.80
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.25	0.26	0.25	0.15	0.13
Net realized and unrealized gain (loss) on investments(b)	3.69	3.94	4.23	3.83	(2.29)
Total from investment operations	3.94	4.20	4.48	3.98	(2.16)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.16)	(0.17)	(0.15)	(0.15)
Net realized gains	(2.38)	(0.43)	(0.53)	(2.89)	(2.84)
Total distributions	(2.76)	(0.59)	(0.70)	(3.04)	(2.99)
Redemption fee per share(a)(d)	—	—	0.00(c)	—	0.00(c)
Net asset value, end of year	$37.16	$35.98	$32.37	$28.59	$27.65
TOTAL RETURN	11.33%	13.01%	16.02%	15.28%	−7.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$68,900	$81,605	$71,464	$51,828	$46,307
Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.95%	1.01%	1.03%	1.05%	1.01%
After expense waiver/recoupment	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	0.69%	0.76%	0.83%	0.53%	0.40%
Portfolio turnover rate	19%	16%	29%	16%	16%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Effective October 28, 2023, the Fund does not charge redemption fees. Prior to October 28, 2023, a redemption fee of 1.00% was assessed against shares held for seven calendar days or less.
The accompanying notes are an integral part of these financial statements.

8

DAVIDSON MULTI-CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026
NOTE 1 – ORGANIZATION
The Davidson Multi-Cap Equity Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers Class A and Class I shares. The Fund’s Class A shares and Class I shares commenced operations on August 11, 2008 and October 30, 2013, respectively. Class A shares are subject to a maximum front-end sales load of 3.50%, which decreases depending on the amount invested.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on the tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

9

DAVIDSON MULTI-CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026(Continued)
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2026, the Fund made the following permanent tax adjustments on the statement of assets and liabilities:

Distributable Earnings	Paid-in Capital
$(4,248,511)	$4,248,511

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: Effective October 28, 2023, the Fund does not charge a redemption fee. Prior to October 28, 2023, the Fund charged a 1.00% redemption fee to shareholders who redeemed shares held for seven days or less. Such fees were retained by the Fund and accounted for as an addition to paid-in capital.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of June 30, 2026, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

10

DAVIDSON MULTI-CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026(Continued)
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks, real estate investment trusts, and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Debt Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 125,351,331	$—	$—	$ 125,351,331
Real Estate Investment Trusts	4,414,768	—	—	4,414,768
Short-Term Investments	528,456	—	—	528,456
Total Investments	$130,294,555	$—	$—	$130,294,555

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.
Accounting Pronouncements:
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment advisor, Davidson Investment Advisors, Inc. (“Advisor”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management has determined that this guidance did not materially impact the Fund’s financial statements.

11

DAVIDSON MULTI-CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026(Continued)
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the President, Chief Investment Officer and Chief Operating Officer, who serve jointly as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Advisor provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.65% based upon the average daily net assets of the Fund. For the year ended June 30, 2026, the Fund incurred $904,844 in advisory fees. Advisory fees payable at June 30, 2026 for the Fund were $63,007.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that the total annual fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividend on securities sold short and extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and other class-specific expenses) do not exceed 0.90% of average daily net assets of the Fund. Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended June 30, 2026, the Advisor reduced its fees and absorbed Fund expenses in the amount of $69,442. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

6/30/2027	6/30/2028	6/30/2029	Total
$156,089	$151,050	$69,442	$376,581

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.
The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended June 30, 2026, are disclosed in the statement of operations.
Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
The Distributor has advised the Fund that it has received $18,107 in front-end sales charges resulting from sales of Class A shares. For the year ended June 30, 2026, the Distributor paid commissions of $17,457 to D.A. Davidson & Co. (“DAD”), the Advisor’s affiliated broker dealer. Additionally, DAD will receive all of the initial sales charges for purchases of Class A shares of the Fund without a dealer of record and the 1.00% charge on Class A shares redeemed within twelve months of purchase.

12

DAVIDSON MULTI-CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026(Continued)
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the Class A shares average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended June 30, 2026, the 12b-1 distribution fees incurred under the Plan by the Fund’s shares are disclosed in the statement of operations.
NOTE 6 – PURCHASES AND SALES OF SECURITIES
For the year ended June 30, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $26,363,679 and $56,511,551 respectively. There were no purchases or sales of long-term U.S. Government securities.
For the year ended June 30, 2026, the proceeds from sales of securities, excluding short-term securities, includes securities redeemed in-kind of $6,676,657.
NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended June 30, 2026 and year ended June 30, 2025 was as follows:

	Year Ended June 30,
	2026	2025
Ordinary income	$1,742,987	$518,481
Long-term capital gains	8,170,452	1,771,428

As of June 30, 2026, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$73,556,305
Gross tax unrealized appreciation	60,648,911
Gross tax unrealized depreciation	(3,910,661)
Net tax unrealized appreciation (depreciation)(a)	56,738,250
Undistributed ordinary income	1,111,079
Undistributed Long-term Gains	14,645,337
Total distributable earnings	15,756,416
Total accumulated earnings/(losses)	$72,494,666

(a)	The difference between book-basis and tax-basis net unrealized appreciation (depreciation) and cost is attributable primarily to the tax deferral of losses on wash sales.

13

DAVIDSON MULTI-CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026(Continued)
NOTE 8 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•	Management Risk. Your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.
•
Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Real Estate Investment Trust (REIT) Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs have their own expenses, and the Fund will bear a proportionate share of those expenses. In addition, the value of an individual REIT’s securities can decline if the REIT fails to continue qualifying for special tax treatment.

•
Foreign and Emerging Market Securities Risk. Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets. These risks are enhanced in emerging markets.

•
ETF and Mutual Fund Risk. When the Fund invests in a mutual fund or ETF, it will bear additional expenses based on its pro rata share of the mutual fund’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning a mutual fund or ETF generally reflects the risks of owning the underlying securities the mutual fund or ETF holds. The Fund also will incur brokerage costs when it purchases ETFs.

14

DAVIDSON MULTI-CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026(Continued)
•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•
Information Technology Sector Risk. The Fund may invest a significant portion of its assets in companies in the Information Technology sector. Factors such as failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the Information Technology sector.

NOTE 9 – OFFICERS
Ms. Elaine Richards resigned as Secretary and Vice President of the Trust effective March 20, 2026. Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust effective March 20, 2026.

15

DAVIDSON MULTI-CAP EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of
Advisors Series Trust and
Shareholders of
Davidson Multi-Cap Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Davidson Multi-Cap Equity Fund (the “Fund”), a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 28, 2026

16

DAVIDSON MULTI-CAP EQUITY FUND
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within ﬁnancial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable as the investment advisory contract was not approved during the last six months of the year.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the last six months of the year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Principal Executive Officer

Date	9/3/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Principal Executive Officer

Date	9/3/26

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	9/3/26

* Print the name and title of each signing officer under his or her signature.